Gadsden Dynamic Multi-Asset ETF
Schedule of Investments
December 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 5.5%
Aerospace & Defense - 2.3%
2,340	Lockheed Martin Corp.	$1,138,387
2,165	Northrop Grumman Corp.	1,181,246
11,573	Raytheon Technologies Corp.	1,167,947
		3,487,580
Household Products - 0.5%
5,413	Procter & Gamble Co.	820,394

Managed Health Care - 0.5%
1,566	UnitedHealth Group, Inc.	830,262

Oil & Gas Exploration & Production - 0.5%
6,791	ConocoPhillips	801,338

Oil & Gas Storage & Transportation - 0.5%
5,096	Cheniere Energy, Inc.	764,196

Pharmaceuticals - 0.6%
2,536	Eli Lilly & Co.	927,770

Soft Drinks - 0.5%
4,685	PepsiCo, Inc.	846,392
	TOTAL COMMON STOCKS (Cost $7,583,641)	8,477,932

INVESTMENT COMPANIES - 94.0%
89,264	abrdn Physical Gold Shares ETF (a)	1,559,442
47,504	AXS Short Innovation ETF (b)	2,589,443
20,245	Consumer Staples Select Sector SPDR Fund (b)	1,509,265
118,653	Direxion Daily FTSE China Bear 3X Shares (a)	1,410,784
16,912	Health Care Select Sector SPDR Fund	2,297,495
8,184	Invesco CurrencyShares Swiss Franc Trust (a)	789,838
416,560	Invesco DB U.S. Dollar Index Bullish Fund - Class B	11,584,534
426,896	iShares 0-3 Month Treasury Bond ETF - Class B	42,749,365
458,703	iShares Treasury Floating Rate Bond ETF	23,123,218
9,787	ProShares Short Bitcoin Strategy ETF	389,425
328,517	ProShares Short High Yield	6,241,823
135,192	ProShares Short MSCI EAFE	2,703,840
213,993	ProShares UltraPro Short QQQ (b)	11,557,762
30,228	ProShares UltraShort Bloomberg Crude Oil (a)	720,938
61,301	ProShares UltraShort Euro (a)	1,805,314
243,970	ProShares UltraShort FTSE Europe	3,115,497
12,869	ProShares VIX Mid-Term Futures ETF (a)	390,703
51,520	ProShares VIX Short-Term Futures ETF (a)(b)	586,298
318,685	Schwab Short-Term U.S. Treasury ETF	15,373,364
221,565	Schwab U.S. TIPS ETF	11,474,851
43,427	Utilities Select Sector SPDR Fund (b)	3,061,604
	TOTAL INVESTMENT COMPANIES (Cost $145,074,797)	145,034,803

Gadsden Dynamic Multi-Asset ETF
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)

Shares		Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.8%
8,935,166	First American Government Obligations Fund - Class X, 4.08% (c)	$8,935,166
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $8,935,166)	8,935,166

MONEY MARKET FUNDS - 0.5%
785,158	First American Government Obligations Fund - Class X, 4.08% (c)	785,158
	TOTAL MONEY MARKET FUNDS (Cost $785,158)	785,158

	TOTAL INVESTMENTS (Cost $162,378,762) - 105.8%	163,233,059
	Other Liabilities in Excess of Assets - (5.8%)	(8,967,265)
	TOTAL NET ASSETS - 100.0%	$154,265,794

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	This security or a portion of this security was out on loan as of December 31, 2022. Total loaned securities had a market value of $8,666,011 as of December 31, 2022.
(c)	Rate shown is the 7-day effective yield.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Gadsden Dynamic Multi-Asset ETF

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2022, the Fund did not hold any securities valued by an investment committee.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. Generally Accepted Accounting Principles (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Gadsden Dynamic Multi-Asset ETF

The following is a summary of the fair value classification of the Fund’s investments as of December 31, 2022:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Gadsden Dynamic Multi-Asset ETF
Assets*
Common Stocks	$8,477,932	$-	$-	$8,477,932
Investment Companies	145,034,803	-	-	145,034,803
Investments purchased with Proceeds from Securities Lending	8,935,166	-	-	8,935,166
Money Market Funds	785,158	-	-	785,158
Total Investments in Securities	$163,233,059	$-	$-	$163,233,059

*	For Further detail on each asset class, see the Schedule of Investments

During the fiscal period ended December 31, 2022, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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